--------------------------------------------------------------------------------
                                                                 SMALL-CAP VALUE
--------------------------------------------------------------------------------

AllianceBernstein
Small Cap Value
Fund

Semi-Annual Report
May 31, 2002

                               [GRAPHIC OMITTED]

                                        Alliance Capital [LOGO](R)
                                        The Investment Professional's Choice

                           Investment Products Offered
                           ---------------------------
                            o Are Not FDIC Insured
                            o May Lose Value
                            o Are Not Bank Guaranteed
                           ---------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

Alliance Fund Distributors, Inc., the principal underwriter of the Alliance mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

LETTER TO SHAREHOLDERS
July 23, 2002

Dear Shareholder:

This report provides the performance, investment strategy and outlook for AllianceBernstein Small Cap Value Fund (the "Fund") for the semi-annual reporting period ended May 31, 2002.

Investment Objective and Policies

This open-end fund seeks long-term growth of capital. The Fund invests primarily in a diversified portfolio of equity securities of companies with small market capitalizations that are determined by Alliance's Bernstein unit to be undervalued and whose long-term earnings power is not reflected in the current market price of their securities. The Fund may also invest in securities issued by non-U.S. companies.

Investment Results

The following table provides performance for the Fund and its benchmark, the Russell 2500 Index, and the Russell 2500 Value Index for the six- and 12-month periods ended May 31, 2002.

INVESTMENT RESULTS*
Periods Ended May 31, 2002

                                               ---------------------------------
                                                         Total Returns
                                               ---------------------------------
                                               6 Months               12 Months
--------------------------------------------------------------------------------
AllianceBernstein Small Cap Value Fund
  Class A                                       16.57%                  22.27%
--------------------------------------------------------------------------------
  Class B                                       16.16%                  21.41%
--------------------------------------------------------------------------------
  Class C                                       16.28%                  21.43%
--------------------------------------------------------------------------------
Russell 2500 Index                               6.07%                  -0.71%
--------------------------------------------------------------------------------
Russell 2500 Value Index                        14.73%                  11.55%
--------------------------------------------------------------------------------

* The Fund's investment results are total returns for the periods shown and are based on the net asset value (NAV) of each class of shares as of May 31, 2002. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during each period. Returns for Advisor Class shares will vary due to different expenses associated with this class. Past performance is no guarantee of future results.

      The unmanaged Russell 2500 Index is a capitalization-weighted index that includes 2,500 small and mid-cap U.S. stocks. The unmanaged Russell 2500 Value Index contains those securities in the Russell 2500 Index with a less-than-average growth orientation. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Small Cap Value Fund.

      Additional investment results appear on pages 4-7.

The U.S. equity market remained weak in the first half of 2002, rocked by a string of disclosures of accounting and corporate governance irregularities by a wide range of companies. Eroding investor confidence was compounded as what had appeared to be a smooth economic recovery began to appear less certain.

Yet, in this environment, small-cap stocks held up relatively well. Small-caps have outperformed fairly consistently for over three years now. Over


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 1

----------------------
LETTER TO SHAREHOLDERS
----------------------

the six- and 12-month periods ended May 31, 2002, the Fund outperformed its benchmark, the Russell 2500 Index as well as the Russell 2500 Value Index. The Fund's outperformance was primarily attributable to strong stock selection, particularly in the financial services sector. The Fund's underweight position in consumer growth stocks also contributed positively to performance.

Value stocks continued to outperform growth stocks, as they have in all but two quarters since the value of Internet stocks began to decline in March of 2000. Year-to-date, the Fund is more than 12 percentage points ahead of the Russell 2500 Index.

Market Overview

Yet another quarter of outperformance by small-cap stocks has caused a substantial narrowing of what was once an extraordinary valuation disparity between small- and large-cap stocks. But even now, small-caps are not expensive relative to large-caps. That is partly because the last three years of strong performance came on the heels of a severe streak in the other direction.

More importantly, even though the valuation gap that once existed between small-caps and large-caps has narrowed, not all small-cap stocks have rebounded equally. Indeed, a major value opportunity remains available among the very cheapest stocks in the small-cap domain, with the cheapest stocks in our small-cap universe selling at about as large a discount as during the real estate crisis of the early 1990s.

The discount is almost, but not quite, as big as it was at the height of the Internet bubble. At the height of the Internet bubble, for example, about a third of the stocks that ranked at the top of our value rankings were "defensive" utility stocks and "old economy" industrial commodities and capital equipment companies. While some opportunities remain in these sectors, particularly among capital equipment companies, today value opportunities are more dispersed. This change is reflected in the Fund's portfolio, where over the past year we have sharply pared our highly-successful industrial commodity holdings, to pursue opportunities elsewhere, such as in the energy, housing & automobile, and financial sectors.

Market Outlook

A significant new value theme may be emerging among what once were large-cap merchant power suppliers. Many of these companies have been battered into small-to-mid-cap territory by a glut of electricity supply and a series of worrisome disclosures relating to the industry's power trading and pricing practices. Similarly, in the telecommunications sector, former high flyers have seen their market capitalizations shrivel in the face of a liquidity crunch and a severe reduction in corporate spending on telecommunications equipment, services and infrastructure. Both industries have been dogged by various instances of aggressive or improper accounting policies, insufficiently transparent financial statements, SEC investigations, and inadequate corporate governance. Largely unaffected by such concerns, but still rife with deeply de-


--------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

pressed share prices, has been the contract manufacturing sector. Demand for its services has plummeted along with the fortunes of its telecom and technology sector customers.

For investors like us, who seek opportunities created by excessive, emotional reactions to bad news, this is fertile hunting ground. Still, we are proceeding with great caution in these areas, as we believe that major increases in exposure are still premature. The economic problems these industries face are serious, and further deterioration is likely to occur before recovery eventually sets in. However, we continue to pare our holdings in the industrial commodities sector in response to strong performance by many of the Fund's holdings.

Thank you for your interest and investment in AllianceBernstein Small Cap Value Fund. We look forward to reporting to you on market activity and the Fund's investment results in the future.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President


/s/ Andrew Moloff

Andrew Moloff
Senior Vice President


[PHOTO] John D. Carifa

[PHOTO] Andrew Moloff

Andrew Moloff, Portfolio Manager, has over 8 years of investment experience.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 3

------------------
PERFORMANCE UPDATE
------------------

PERFORMANCE UPDATE
May 31, 2002 (unaudited)

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND
GROWTH OF A $10,000 INVESTMENT
3/31/01* TO 5/31/02

[THE FOLLOWING TABLE WAS DEPICTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

             AllianceBernstein
                 Small Cap
                 Value Fund             Russell 2500 Value Index
3/31/01              9579                        10000
5/31/01             10383                        10893
5/31/02             12695                        12152

This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Small Cap Value Fund Class A shares (from 3/31/01 to 5/31/02) as compared to the performance of appropriate broad-based indices. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Russell 2500 Index is a capitalization-weighted index that includes 2,500 small- and mid-cap U.S. stocks. The unmanaged Russell 2500 Value Index contains those securities in the Russell 2500 Index with a less-than-average growth orientation.

When comparing AllianceBernstein Small Cap Value Fund to the indices shown above, you should note that no charges or expenses are reflected in the performance of the indices. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Small Cap Value Fund.

*     Closest month-end to Fund's Class A share inception date of 3/29/01.


--------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                              ------------------
                                                              PERFORMANCE UPDATE
                                                              ------------------

PERFORMANCE UPDATE
May 31, 2002 (unaudited)

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND
HISTORY OF RETURNS
YEARLY PERIODS ENDED 5/31

                               [BAR CHART OMITTED]

        AllianceBernstein Small Cap Value Fund-Yearly Periods Ended 5/31
--------------------------------------------------------------------------------
                           AllianceBernstein            Russell 2500
                          Small Cap Value Fund              Index
--------------------------------------------------------------------------------
      5/31/01*                    8.40%                     12.10%
      5/31/02                    22.27%                     -0.71%

Past performance is no guarantee of future results. The Fund's investment results represent total returns for Class A shares and are based on the net asset value (NAV). All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Class B, Class C and Advisor Class shares will vary from the results shown above due to different expenses associated with these classes. Returns for the Fund include the reinvestment of any distributions paid during each period.

The unmanaged Russell 2500 Index is a capitalization-weighted index that includes 2,500 small- and mid-cap U.S. stocks. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including AllianceBernstein Small Cap Value Fund.

* The Fund's return for the period ended 5/31/01 is from the Fund's inception date of 3/29/01. The benchmark's return for the period ended 5/31/01 is from 3/31/01 through 5/31/01.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 5

-----------------
PORTFOLIO SUMMARY
-----------------

PORTFOLIO SUMMARY
May 31, 2002 (unaudited)

INCEPTION DATES                         PORTFOLIO STATISTICS

Class A Shares                          Net Assets ($mil): $458.4
3/29/01                                 Average Market Capitalization
Class B Shares                          ($mil): $2,427
3/29/01
Class C Shares
3/29/01

SECTOR BREAKDOWN

21.4% Financial
11.3% Utilities
11.2% Capital Equipment
 9.9% Non-Financial
 9.3% Technology
 8.2% Consumer Cyclicals                [PIE CHART OMITTED]
 7.6% Industrial Commodities
 5.4% Energy
 3.2% Consumer Growth
 3.0% Consumer Staples
 1.7% Services

 7.8% Short-Term

HOLDING TYPE

92.2% Domestic Equity

 7.8% Short-Term                        [PIE CHART OMITTED]

All data as of May 31, 2002. The Fund's sector breakdown and holding type are expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                              ------------------
                                                              INVESTMENT RESULTS
                                                              ------------------

INVESTMENT RESULTS

ANNUAL AVERAGE TOTAL RETURNS AS OF MAY 31, 2002

Class A Shares
--------------------------------------------------------------------------------
                           Without Sales Charge       With Sales Charge
                  1 Year          22.27%                    17.09%
         Since Inception*         27.23%                    22.63%

Class B Shares
--------------------------------------------------------------------------------
                           Without Sales Charge        With Sales Charge
                  1 Year          21.41%                    17.41%
         Since Inception*         26.46%                    23.93%

Class C Shares
--------------------------------------------------------------------------------
                           Without Sales Charge        With Sales Charge
                  1 Year          21.43%                    20.43%
         Since Inception*         26.38%                    26.38%

SEC AVERAGE ANNUAL TOTAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (JUNE 30, 2002)

                             Class A          Class B          Class C
                             Shares           Shares           Shares
--------------------------------------------------------------------------------
                  1 Year       9.70%            9.78%           12.79%
         Since Inception*     16.20%           17.20%           19.42%

The Fund's investment results represent average annual total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Total returns for Advisor Class shares will vary due to different expenses associated with this class.

The Fund can invest in foreign securities, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. The Fund may at times be concentrated in a particular sector or industry group and, therefore, may be subject to greater risk. The Fund can invest in small- to mid-capitalization companies. These investments may be more volatile than investments in large capitalization companies.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*     Inception date for all share classes: 3/29/01.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 7

--------------------
TEN LARGEST HOLDINGS
--------------------

TEN LARGEST HOLDINGS
May 31, 2002 (unaudited)

                                                                      Percent of
Company                                                  Value        Net Assets
--------------------------------------------------------------------------------
Hughes Supply, Inc.                               $  8,069,250           1.8%
--------------------------------------------------------------------------------
Mack-Cali Realty Corp.                               7,941,240           1.7
--------------------------------------------------------------------------------
SEACOR SMIT, Inc.                                    7,792,000           1.7
--------------------------------------------------------------------------------
Corn Products International, Inc.                    7,593,600           1.7
--------------------------------------------------------------------------------
Fidelity National Financial, Inc.                    7,575,975           1.7
--------------------------------------------------------------------------------
Amerada Hess Corp.                                   7,567,000           1.6
--------------------------------------------------------------------------------
Cooper Industries, Ltd. Cl.A                         7,416,270           1.6
--------------------------------------------------------------------------------
Terex Corp.                                          7,366,000           1.6
--------------------------------------------------------------------------------
Arden Realty, Inc.                                   7,263,000           1.6
--------------------------------------------------------------------------------
Duke Realty Corp.                                    7,252,080           1.5
--------------------------------------------------------------------------------
                                                  $ 75,836,415          16.5%

MAJOR PORTFOLIO CHANGES
Six Months Ended May 31, 2002 (unaudited)
                                                 -------------------------------
                                                             Shares*
                                                 -------------------------------
Purchases                                         Bought        Holdings 5/31/02
--------------------------------------------------------------------------------
Brunswick Corp.                                  223,000                223,000
--------------------------------------------------------------------------------
Fidelity National Financial, Inc.                247,500                247,500
--------------------------------------------------------------------------------
FMC Corp.                                        166,000                199,000
--------------------------------------------------------------------------------
Hughes Supply, Inc.                              203,000                203,000
--------------------------------------------------------------------------------
KEMET Corp.                                      334,000                334,000
--------------------------------------------------------------------------------
Reader's Digest Association, Inc. Cl.A           304,000                304,000
--------------------------------------------------------------------------------
SEACOR SMIT, Inc.                                160,000                160,000
--------------------------------------------------------------------------------
Tellabs, Inc.                                    552,000                725,000
--------------------------------------------------------------------------------
Terex Corp.                                      290,000                290,000
--------------------------------------------------------------------------------
Texas Industries, Inc.                           184,000                184,000
--------------------------------------------------------------------------------

Sales                                               Sold        Holdings 5/31/02
--------------------------------------------------------------------------------
Goodyear Tire & Rubber Co.                        66,000                     -0-
--------------------------------------------------------------------------------
Johnson Controls, Inc.                            25,000                     -0-
--------------------------------------------------------------------------------
Lear Corp.                                        41,000                 34,000
--------------------------------------------------------------------------------
Leggett & Platt, Inc.                            110,000                     -0-
--------------------------------------------------------------------------------
Nucor Corp.                                       48,000                     -0-
--------------------------------------------------------------------------------
Owens-Illinois, Inc.                              64,500                     -0-
--------------------------------------------------------------------------------
Rowan Company, Inc.                              180,000                     -0-
--------------------------------------------------------------------------------
Smurfit-Stone Container Corp.                    130,000                     -0-
--------------------------------------------------------------------------------
SouthTrust Corp.                                  23,400                     -0-
--------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.        110,000                     -0-
--------------------------------------------------------------------------------

*     Adjusted for a spin-off.


--------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

PORTFOLIO OF INVESTMENTS
May 31, 2002 (unaudited)

Company                                             Shares            Value
---------------------------------------------------------------------------

COMMON STOCKS-92.5%

Financial-21.5%
Major Regional Banks-8.3%
BancorpSouth, Inc. .......................         195,000    $   4,251,000
Bank of Hawaii Corp. .....................         226,000        6,542,700
Hibernia Corp. Cl.A ......................         332,000        6,663,240
Huntington Bancshares, Inc. ..............         306,000        6,110,820
Popular, Inc. ............................          97,500        3,110,250
UnionBanCal Corp. ........................         131,000        6,424,240
Whitney Holding Corp. ....................         133,500        4,756,605
                                                              -------------
                                                                 37,858,855
                                                              -------------
Property-Casualty Insurance-1.6%
Fidelity National Financial, Inc. ........         247,500        7,575,975
                                                              -------------
Real Estate Investment Trust-9.0%
Arden Realty, Inc. .......................         269,000        7,263,000
Avalonbay Communities, Inc. ..............         146,000        6,914,560
Duke Realty Corp. ........................         268,000        7,252,080
Liberty Property Trust ...................         139,000        4,795,500
Mack-Cali Realty Corp. ...................         228,000        7,941,240
Post Properties, Inc. ....................         225,000        6,975,000
                                                              -------------
                                                                 41,141,380
                                                              -------------
Savings & Loan-2.6%
Commercial Federal Corp. .................         190,000        5,472,000
Washington Federal, Inc. .................         234,500        6,427,645
                                                              -------------
                                                                 11,899,645
                                                              -------------
                                                                 98,475,855
                                                              -------------
Utilities-11.4%
Electric Companies-11.4%
Alliant Energy Corp. .....................          36,000          990,720
Cinergy Corp. ............................         155,000        5,649,750
Consolidated Edison, Inc. ................          21,900          958,563
Northeast Utilities ......................         267,000        5,299,950
NSTAR ....................................         117,000        5,616,000
OGE Energy Corp. .........................         303,000        6,905,370
PNM Resources, Inc. ......................         260,000        6,760,000
Potomac Electric Power Co. ...............         103,025        2,176,918
Puget Energy, Inc. .......................         344,000        7,172,400
Reliant Resources, Inc.(a) ...............         391,225        3,697,077
Sierra Pacific Resources .................         315,000        2,195,550
Wisconsin Energy Corp. ...................          11,500          302,565
WPS Resources Corp. ......................         106,000        4,354,480
                                                              -------------
                                                                 52,079,343
                                                              -------------
Capital Equipment-11.3%
Auto & Truck Parts-3.8%
Eaton Corp. ..............................          60,000        4,849,200


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 9

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

Company                                             Shares            Value
---------------------------------------------------------------------------

Modine Manufacturing Co. .................         210,000    $   5,932,500
PACCAR, Inc. .............................         150,000        6,636,000
                                                              -------------
                                                                 17,417,700
                                                              -------------
Electrical Equipment-1.6%
Cooper Industries, Ltd. Cl.A .............         171,000        7,416,270
                                                              -------------
Machinery-4.6%
Kennametal, Inc. .........................         179,000        7,177,900
Lincoln Electric Holdings, Inc. ..........         230,000        6,442,300
Terex Corp.(a) ...........................         290,000        7,366,000
                                                              -------------
                                                                 20,986,200
                                                              -------------
Miscellaneous Capital Goods-1.3%
Parker-Hannifin Corp. ....................         120,000        5,880,000
                                                              -------------
                                                                 51,700,170
                                                              -------------
Non-Financial-9.9%
Building Material - Heat/Plumbing/Air-1.8%
Hughes Supply, Inc. ......................         203,000        8,069,250
                                                              -------------
Cement-1.5%
Texas Industries, Inc. ...................         184,000        6,938,640
                                                              -------------
Home Building-5.6%
Centex Corp. .............................         126,800        6,815,500
KB HOME ..................................         135,000        6,956,550
Pulte Corp. ..............................         130,000        7,049,900
Standard Pacific Corp. ...................         153,300        5,058,900
                                                              -------------
                                                                 25,880,850
                                                              -------------
Miscellaneous Building-1.0%
Harsco Corp. .............................         110,000        4,386,800
                                                              -------------
                                                                 45,275,540
                                                              -------------
Technology-9.3%
Communication - Equip. Mfrs.-3.0%
Andrew Corp.(a) ..........................         400,000        6,892,000
Tellabs, Inc.(a) .........................         725,000        7,003,500
                                                              -------------
                                                                 13,895,500
                                                              -------------
Computer/Instrumentation-1.4%
Adaptec, Inc. ............................         510,000        6,614,700
                                                              -------------
Miscellaneous Industrial Technology-3.4%
Arrow Electronics, Inc.(a) ...............         160,000        4,003,200
Avnet, Inc. ..............................         170,000        3,932,100
Solectron Corp.(a) .......................         347,900        2,811,032
Tech Data Corp.(a) .......................         120,000        4,832,400
                                                              -------------
                                                                 15,578,732
                                                              -------------
Semiconductors-1.5%
KEMET Corp.(a) ...........................         334,000        6,753,480
                                                              -------------
                                                                 42,842,412
                                                              -------------


--------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Company                                             Shares            Value
---------------------------------------------------------------------------

Consumer Cyclicals-8.2%
Apparel Manufacturing-2.0%
Jones Apparel Group, Inc.(a) .............         179,000    $   7,134,940
V. F. Corp. ..............................          44,000        1,870,000
                                                              -------------
                                                                  9,004,940
                                                              -------------
Autos & Auto Parts-3.9%
BorgWarner, Inc. .........................          59,000        3,799,600
Dana Corp. ...............................         196,700        4,193,644
Genuine Parts Co. ........................         120,000        4,386,000
Group 1 Automotive, Inc.(a) ..............         100,000        4,275,000
Lear Corp.(a) ............................          34,000        1,571,480
                                                              -------------
                                                                 18,225,724
                                                              -------------
Miscellaneous Consumer Cyclicals-1.3%
Brunswick Corp. ..........................         223,000        5,931,800
                                                              -------------
Retailers-1.0%
Big Lots, Inc.(a) ........................         250,000        4,475,000
                                                              -------------
                                                                 37,637,464
                                                              -------------
Industrial Commodities-7.6%
Chemicals-4.5%
Crompton Corp. ...........................         611,000        6,916,520
Cytec Industries, Inc.(a) ................         218,000        6,755,820
FMC Corp. ................................         199,000        7,064,500
                                                              -------------
                                                                 20,736,840
                                                              -------------
Miscellaneous Metals-1.4%
Reliance Steel & Aluminum Co. ............         208,000        6,416,800
                                                              -------------
Paper-1.7%
MeadWestvaco Corp. .......................         219,800        6,936,888
Temple-Inland, Inc. ......................          16,000          890,880
                                                              -------------
                                                                  7,827,768
                                                              -------------
                                                                 34,981,408
                                                              -------------
Energy-5.5%
Coal-0.8%
Peabody Energy Corp. .....................         120,000        3,400,800
                                                              -------------
Oils - Integrated Domestic-3.2%
Amerada Hess Corp. .......................          92,000        7,567,000
Kerr-McGee Corp. .........................         100,000        5,809,000
Occidental Petroleum Corp. ...............          47,000        1,403,420
                                                              -------------
                                                                 14,779,420
                                                              -------------
Refiner-1.5%
Valero Energy Corp. ......................         172,650        6,819,675
                                                              -------------
                                                                 24,999,895
                                                              -------------


--------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 11

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

                                                 Shares or
                                                 Principal
                                                    Amount
Company                                              (000)            Value
---------------------------------------------------------------------------

Consumer Growth-3.2%
Entertainment-1.5%
Royal Caribbean Cruises, Ltd. ............         309,000    $   6,955,590
                                                              -------------
Hospital Supplies-0.2%
Beckman Coulter, Inc. ....................          19,500          974,025
                                                              -------------
Publishing-1.5%
Reader's Digest Association, Inc. Cl.A ...         304,000        6,782,240
                                                              -------------
                                                                 14,711,855
                                                              -------------
Consumer Staples-2.9%
Foods-1.7%
Corn Products International, Inc. ........         224,000        7,593,600
                                                              -------------
Retail - Food-1.2%
SUPERVALU, Inc. ..........................         190,000        5,734,200
                                                              -------------
                                                                 13,327,800
                                                              -------------
Services-1.7%
Misc. Industrial Transportation-1.7%
SEACOR SMIT, Inc.(a) .....................         160,000        7,792,000
                                                              -------------
Total Common Stocks
   (cost $392,177,478) ...................                      423,823,742
                                                              -------------
SHORT-TERM INVESTMENT-7.8%
Time Deposit-7.8%
State Street Euro Dollar
   1.25%, 6/03/02
   (cost $35,905,000) ....................        $ 35,905       35,905,000
                                                              -------------
Total Investments-100.3%
   (cost $428,082,478) ...................                      459,728,742
Other assets less liabilities-(0.3%) .....                       (1,376,431)
                                                              -------------
Net Assets-100% ..........................                    $ 458,352,311
                                                              =============

(a)   Non-income producing security.

      See notes to financial statements.


--------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                               ---------------------------------
                                               STATEMENT OF ASSETS & LIABILITIES
                                               ---------------------------------

STATEMENT OF ASSETS & LIABILITIES
May 31, 2002 (unaudited)

Assets
Investments in securities, at value (cost $428,082,478)      $459,728,742
Cash .....................................................            383
Receivable for investment securities sold ................      9,577,512
Receivable for shares of beneficial interest sold ........      4,284,882
Dividends and interest receivable ........................        363,489
                                                             ------------
Total assets .............................................    473,955,008
                                                             ------------
Liabilities
Payable for investment securities purchased ..............     14,574,334
Advisory fee payable .....................................        331,567
Payable for shares of beneficial interest redeemed .......        324,736
Distribution fee payable .................................        247,740
Accrued expenses and other liabilities ...................        124,320
                                                             ------------
Total liabilities ........................................     15,602,697
                                                             ------------
Net Assets ...............................................   $458,352,311
                                                             ============
Composition of Net Assets
Paid-in capital ..........................................   $418,198,190
Undistributed net investment income ......................        453,777
Accumulated net realized gain on investments .............      8,054,080
Net unrealized appreciation of investments ...............     31,646,264
                                                             ------------
                                                             $458,352,311
                                                             ============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($106,944,933/8,190,914 shares of beneficial interest
   issued and outstanding) ...............................         $13.06
Sales charge--4.25% of public offering price .............            .58
                                                                   ------
Maximum offering price ...................................         $13.64
                                                                   ======
Class B Shares
Net asset value and redemption price per share
   ($185,313,567/14,226,149 shares of beneficial interest
   issued and outstanding) ...............................         $13.03
                                                                   ======
Class C Shares
Net asset value and redemption price per share
   ($74,683,172/5,738,135 shares of beneficial interest
   issued and outstanding) ...............................         $13.02
                                                                   ======
Advisor Class Shares
Net asset value and redemption price per share
   ($91,410,639/6,986,309 shares of beneficial interest
   issued and outstanding) ...............................         $13.08
                                                                   ======

See notes to financial statements.


--------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 13

-----------------------
STATEMENT OF OPERATIONS
-----------------------

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2002 (unaudited)

Investment Income
Dividends ..........................   $  3,145,049
Interest ...........................        150,576    $  3,295,625
                                       ------------
Expenses
Advisory fee .......................      1,447,019
Distribution fee--Class A ..........         97,224
Distribution fee--Class B ..........        553,811
Distribution fee--Class C ..........        230,798
Transfer agency ....................        255,835
Administrative .....................         69,000
Custodian ..........................         51,208
Amortization of offering expenses ..         45,499
Audit and legal ....................         30,098
Registration .......................         20,334
Printing ...........................         18,913
Trustees' fees .....................          8,526
Miscellaneous ......................          2,084
                                       ------------
Total expenses .....................      2,830,349
Less: expenses waived and reimbursed
   by the Adviser (see Note B) .....       (356,740)
                                       ------------
Net expenses .......................                      2,473,609
                                                       ------------
Net investment income ..............                        822,016
                                                       ------------
Realized and Unrealized Gain on
Investment Transactions
Net realized gain on investment
   transactions ....................                      8,097,813
Net change in unrealized
   appreciation/depreciation
   of investments ..................                     26,252,825
                                                       ------------
Net gain on investments ............                     34,350,638
                                                       ------------
Net Increase in Net Assets
   from Operations .................                   $ 35,172,654
                                                       ============

See notes to financial statements.


--------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                              Six Months
                                                 Ended      March 29, 2001(a)
                                             May 31, 2002    to November 30,
                                              (unaudited)         2001
                                             =============    =============
Increase in Net Assets from Operations
Net investment income ....................   $     822,016    $     507,649
Net realized gain on investment
   transactions ..........................       8,097,813        1,333,204
Net change in unrealized
   appreciation/depreciation
   of investments ........................      26,252,825        5,393,439
                                             -------------    -------------
Net increase in net assets from operations      35,172,654        7,234,292
Dividends and Distributions to
Shareholders from
Net investment income
   Class A ...............................        (255,247)              -0-
   Class B ...............................        (133,463)              -0-
   Class C ...............................         (59,194)              -0-
   Advisor Class .........................        (462,545)              -0-
Net realized gain on investments
   Class A ...............................        (286,961)              -0-
   Class B ...............................        (480,449)              -0-
   Class C ...............................        (213,060)              -0-
   Advisor Class .........................        (396,467)              -0-
Transactions in Shares of
Beneficial Interest
Net increase .............................     261,445,591      156,762,160
                                             -------------    -------------
Total increase ...........................     294,330,859      163,996,452
Net Assets
Beginning of period ......................     164,021,452           25,000
                                             -------------    -------------
End of period (including undistributed
   net investment income of $542,210
   at November 30, 2001) .................   $ 458,352,311    $ 164,021,452
                                             =============    =============

(a)   Commencement of operations.

      See notes to financial statements.


--------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 15

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTES TO FINANCIAL STATEMENTS
May 31, 2002 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Trust (the "Trust"), was organized as a Massachusetts business trust on December 12, 2000 and is registered under the Investment Company Act of 1940 as a diversified, open end management investment company. The Trust operates as a series company currently comprised of the following four funds: the Global Value Fund, the International Value Fund, the Small Cap Value Fund and the Value Fund (the "Funds"). Each Fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the Small Cap Value Fund (the "Fund"). The Fund commenced operations on March 29, 2001. The Fund offers Class A, Class B, Class C and Advisor Class shares. Prior to commencement of operations on March 29, 2001, the Fund had no operations other than the sale to Alliance Capital Management L.P. (the "Adviser") of 2,480 shares of Class A and 10 shares each of Class B and Class C for the aggregate amount of $24,800 for Class A shares and $100 each for Class B and Class C shares on February 15, 2001. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange, or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc. are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market,


--------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.), are valued at the mean of the current bid and asked price. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Trustees. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of investments and foreign currency contracts, the holding of foreign currencies, currency gains and losses realized between the trade and settlement dates on foreign security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Organization and Offering Expenses

Organization expenses of $35,150 were charged to the Fund as incurred prior to commencement of operations and reimbursed by the Adviser. Offering expenses of $139,557 have been fully amortized on a straight-line basis over a one year period.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions


--------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 17

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

are accounted for on the date securities are purchased or sold. The Fund accretes discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

6. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and Advisor Class shares. Advisor Class shares have no distribution fees.

7. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser"), a fee at an annual rate of 1% of the average daily net assets. Such fee is accrued daily and paid monthly.

The Fund and the Adviser have entered into an Expense Limitation Agreement (the "Agreement"), dated January 31, 2001, under which the Adviser has agreed to waive its fees and, if necessary, reimburse expenses for the period from December 12, 2000 (date of organization of the Fund) to March 27, 2002, to the extent necessary to prevent total fund operating expenses from exceeding the annual rate of 2.50% of average daily net assets for Class A shares, 3.20% of average daily net assets for Class B shares and Class C shares and 2.20% of average daily net assets for Advisor Class shares, respectively. Under the Agreement, any waivers or reimbursements made by the Adviser during this period are subject to repayment by the Fund in subsequent periods, but no later than March 27, 2004, provided that repayment does not result in the Fund's aggregate expenses in those subsequent periods exceeding the foregoing expense limitations. Further, the aggregate repayment to the Adviser will not exceed the sum of the Fund's organization costs and initial offering expenses.

Effective July 2, 2001, the Adviser agreed to waive its fees and bear certain expenses to the extent necessary to limit total fund operating expenses on an annual basis to 1.40% of average daily net assets for Class A shares, 2.10% of average daily net assets for Class B shares and Class C shares and 1.10% of average daily net assets for Advisor Class shares. For the six months ended May 31, 2002, such reimbursement amounted to $242,241 of


--------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

which $45,499 is subject to repayment in subsequent periods, but no later than March 27, 2004.

Pursuant to the Advisory agreement, the Adviser provides certain legal and accounting services for the Fund. For the six months ended May 31, 2002, the Adviser agreed to waive its fees. Such waiver amounted to $69,000.

The Fund compensates Alliance Global Investor Services, Inc., (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $212,784 for the six months ended May 31, 2002.

For the six months ended May 31, 2002, the Fund's expenses were reduced by $976 under an expense offset arrangement with AGIS.

Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $62,981 from the sale of Class A shares and $2,185, $119,572 and $5,956 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended May 31, 2002.

Brokerage commissions paid on investment transactions for the six months ended May 31, 2002 amounted to $519,462, of which $247,128 was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $3,102,401 and $422,785 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


--------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 19

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $282,353,546 and $50,328,729, respectively, for the period ended May 31, 2002. There were no purchases or sales of U.S. government and government agency obligations for the period ended May 31, 2002.

At May 31, 2002, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $40,050,601 and gross unrealized depreciation of investments was $8,404,337, resulting in net unrealized appreciation of $31,646,264.

NOTE E

Shares of Beneficial Interest

There is an unlimited number of shares of beneficial interest authorized, without par value, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Transactions in shares of beneficial interest were as follows:

                        -----------------------------    ------------------------------
                                    Shares                           Amount
                        -----------------------------    ------------------------------
                          Six Months        March 29,       Six Months        March 29,
                               Ended       2001(a) to            Ended       2001(a) to
                        May 31, 2002     November 30,     May 31, 2002     November 30,
                         (unaudited)             2001      (unaudited)             2001
                        ---------------------------------------------------------------
Class A
Shares sold                5,703,806        3,379,846    $  72,031,920    $  36,498,765
---------------------------------------------------------------------------------------
Shares issued in
   reinvestment
   of dividends
   and distributions          39,088               -0-         447,172               -0-
---------------------------------------------------------------------------------------
Shares converted
   from Class B               78,311            8,492        1,013,219           94,802
---------------------------------------------------------------------------------------
Shares redeemed             (697,947)        (323,162)      (8,833,951)      (3,385,260)
---------------------------------------------------------------------------------------
Net increase               5,123,258        3,065,176    $  64,658,360    $  33,208,307
=======================================================================================

Class B
Shares sold               10,081,907        5,408,807    $ 127,508,669    $  58,493,415
---------------------------------------------------------------------------------------
Shares issued in
   reinvestment
   of dividends
   and distributions          41,175               -0-         471,461               -0-
---------------------------------------------------------------------------------------
Shares converted
   to Class A                (78,458)          (8,516)      (1,013,219)         (94,802)
---------------------------------------------------------------------------------------
Shares redeemed             (809,937)        (408,839)     (10,320,669)      (4,343,176)
---------------------------------------------------------------------------------------
Net increase               9,234,687        4,991,452    $ 116,646,242    $  54,055,437
=======================================================================================

(a)   Commencement of operations.


--------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

                        -----------------------------    ------------------------------
                                    Shares                           Amount
                        -----------------------------    ------------------------------
                          Six Months        March 29,       Six Months        March 29,
                               Ended       2001(a) to            Ended       2001(a) to
                        May 31, 2002     November 30,     May 31, 2002     November 30,
                         (unaudited)             2001      (unaudited)             2001
                        ---------------------------------------------------------------
Class C
Shares sold                4,100,846        2,334,598    $  52,079,769    $  24,895,535
---------------------------------------------------------------------------------------
Shares issued in
   reinvestment
   of dividends
   and distributions          18,254               -0-         208,829               -0-
---------------------------------------------------------------------------------------
Shares redeemed             (629,182)         (86,391)      (8,117,972)        (913,625)
---------------------------------------------------------------------------------------
Net increase               3,489,918        2,248,207    $  44,170,626    $  23,981,910
=======================================================================================

Advisor Class
Shares sold                3,997,526        4,208,183    $  49,656,525    $  46,265,376
---------------------------------------------------------------------------------------
Shares issued in
   reinvestment
   of dividends
   and distributions          71,033               -0-         813,330               -0-
---------------------------------------------------------------------------------------
Shares redeemed           (1,219,484)         (70,949)     (14,499,492)        (748,870)
---------------------------------------------------------------------------------------
Net increase               2,849,075        4,137,234    $  35,970,363    $  45,516,506
=======================================================================================

NOTE F

Concentration of Risk

Investing in securities of foreign companies involves special risks which include revaluation of currencies and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable United States companies.

NOTE G

Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2002.

(a)   Commencement of operations.


--------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 21

--------------------
FINANCIAL HIGHLIGHTS
--------------------

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                              ----------------------------
                                                                         Class A
                                                              ----------------------------
                                                                Six Months       March 29,
                                                                     Ended      2001(a) to
                                                              May 31, 2002    November 30,
                                                               (unaudited)            2001
                                                              ----------------------------
Net asset value, beginning of period ......................   $      11.37    $      10.00
                                                              ----------------------------
Income from Investment Operations
Net investment income(b)(c) ...............................            .06             .09
Net realized and unrealized gain on investment transactions           1.80            1.28
                                                              ----------------------------
Net increase in net asset value from operations ...........           1.86            1.37
                                                              ----------------------------
Less: Dividends and Distributions
Dividends from net investment income ......................           (.08)             -0-
Distributions from net realized gains .....................           (.09)             -0-
                                                              ----------------------------
Total dividends and distributions .........................           (.17)             -0-
                                                              ----------------------------
Net asset value, end of period ............................   $      13.06    $      11.37
                                                              ============================
Total Return
Total investment return based on net asset value(d) .......          16.57%          13.70%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) .................   $    106,945    $     34,883
Ratio to average net assets of:
   Expenses, net of waivers/reimbursements(e) .............           1.40%           1.53%
   Expenses, before waivers/reimbursements(e) .............           1.63%           2.41%
   Net investment income(c)(e) ............................            .86%           1.29%
Portfolio turnover rate ...................................             19%             15%

See footnote summary on page 25.


--------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                              ----------------------------
                                                                         Class B
                                                              ----------------------------
                                                                Six Months       March 29,
                                                                     Ended      2001(a) to
                                                              May 31, 2002    November 30,
                                                               (unaudited)            2001
                                                              ----------------------------
Net asset value, beginning of period ......................   $      11.33    $      10.00
                                                              ----------------------------
Income from Investment Operations
Net investment income(b)(c) ...............................            .01             .04
Net realized and unrealized gain on investment transactions           1.81            1.29
                                                              ----------------------------
Net increase in net asset value from operations ...........           1.82            1.33
                                                              ----------------------------
Less: Dividends and Distributions
Dividends from net investment income ......................           (.03)            -0-
Distributions from net realized gains .....................           (.09)            -0-
                                                              ----------------------------
Total dividends and distributions .........................           (.12)            -0-
                                                              ----------------------------
Net asset value, end of period ............................   $      13.03    $      11.33
                                                              ============================
Total Return
Total investment return based on net asset value(d) .......          16.16%          13.30%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) .................   $    185,313    $     56,538
Ratio to average net assets of:
   Expenses, net of waivers/reimbursements(e) .............           2.10%           2.23%
   Expenses, before waivers/reimbursements(e) .............           2.36%           3.10%
   Net investment income(c)(e) ............................            .16%            .60%
Portfolio turnover rate ...................................             19%             15%

See footnote summary on page 25.


--------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 23

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                              ----------------------------
                                                                         Class C
                                                              ----------------------------
                                                                Six Months       March 29,
                                                                     Ended      2001(a) to
                                                              May 31, 2002    November 30,
                                                               (unaudited)            2001
                                                              ----------------------------
Net asset value, beginning of period ......................   $      11.31    $      10.00
                                                              ----------------------------
Income from Investment Operations
Net investment income(b)(c) ...............................            .01             .04
Net realized and unrealized gain on investment transactions           1.82            1.27
                                                              ----------------------------
Net increase in net asset value from operations ...........           1.83            1.31
                                                              ----------------------------
Less: Dividends and Distributions
Dividends from net investment income ......................           (.03)            -0-
Distributions from net realized gains .....................           (.09)            -0-
                                                              ----------------------------
Total dividends and distributions .........................           (.12)            -0-
                                                              ----------------------------
Net asset value, end of period ............................   $      13.02    $      11.31
                                                              ============================
Total Return
Total investment return based on net asset value(d) .......          16.28%          13.10%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) .................   $     74,683    $     25,437
Ratio to average net assets of:
   Expenses, net of waivers/reimbursements(e) .............           2.10%           2.31%
   Expenses, before waivers/reimbursements(e) .............           2.34%           3.40%
   Net investment income(c)(e) ............................            .16%            .50%
Portfolio turnover rate ...................................             19%             15%

See footnote summary on page 25.


--------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                              -----------------------------
                                                                       Advisor Class
                                                              -----------------------------
                                                                Six Months        March 29,
                                                                     Ended       2001(a) to
                                                              May 31, 2002     November 30,
                                                               (unaudited)             2001
                                                              -----------------------------
Net asset value, beginning of period ......................   $      11.40     $      10.00
                                                              -----------------------------
Income from Investment Operations
Net investment income(b)(c) ...............................            .08              .12
Net realized and unrealized gain on investment transactions           1.80             1.28
                                                              -----------------------------
Net increase in net asset value from operations ...........           1.88             1.40
                                                              -----------------------------
Less: Dividends and Distributions
Dividends from net investment income ......................           (.11)              -0-
Distributions from net realized gains .....................           (.09)              -0-
                                                              -----------------------------
Total dividends and distributions .........................           (.20)              -0-
                                                              -----------------------------
Net asset value, end of period ............................   $      13.08     $      11.40
                                                              =============================
Total Return
Total investment return based on net asset value(d) .......          16.69%           14.00%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) .................   $     91,411     $     47,164
Ratio to average net assets of:
   Expenses, net of waivers/reimbursements(e) .............           1.10%            1.12%
   Expenses, before waivers/reimbursements(e) .............           1.34%            2.01%
   Net investment income(c)(e) ............................           1.24%            1.68%
Portfolio turnover rate ...................................             19%              15%

(a)   Commencement of operations.

(b)   Based on average shares outstanding.

(c)   Net of fees and expenses waived/reimbursed by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(e)   Annualized.


--------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 25

----------------------------
GLOSSARY OF INVESTMENT TERMS
----------------------------

GLOSSARY OF INVESTMENT TERMS

benchmark

A standard by which a fund's performance can be measured. A benchmark is usually an unmanaged index, such as the Standard & Poor's 500 Stock Index or the Lehman Brothers Aggregate Bond Index.

capitalization

The absolute dollar value of a company's outstanding stock. Capitalization is determined by multiplying the amount of publicly owned shares by the stock's current market value.

equity

Another term for stock.

index

A compilation of securities of similar types of companies that is used to measure the investment performance of securities within that specific market. An index is often used as a benchmark for a mutual fund. An investor cannot invest directly in an index.

portfolio

The collection of securities that make up a fund's or an investor's investments.

sector

Refers to a distinct part of the economy, for example, the technology sector.

small capitalization or small-cap company

Refers to a company with a relatively small market capitalization.


--------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                                ----------------
                                                                ALLIANCE CAPITAL
                                                                ----------------

ALLIANCE CAPITAL
The Investment Professional's Choice

Alliance Capital is a leading global investment management firm with approximately $412 billion in assets under management. In recognition of our far-reaching investment capabilities, Alliance Capital has been selected by employee benefit plans for 43 of the FORTUNE 100 companies and public retirement funds in 44 states as well as by hundreds of foundations, endowments and foreign institutions. By sharing this institutional money management experience with millions of mutual fund investors as well, Alliance stands out as a "manager of choice" for thousands of investment professionals around the world.

At Alliance Capital, we place a premium on investment research. We carefully select securities based on our proprietary research, conducted by over 600 investment professionals in 37 cities and 19 countries. Our commitment to this process means that our mutual fund shareholders have their portfolios managed by the same experienced analysts and portfolio managers who manage the pension funds of some of America's largest institutional investors.

All information on Alliance Capital is as of 6/30/02.


--------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 27

--------------------------------
ALLIANCE CAPITAL AT YOUR SERVICE
--------------------------------

ALLIANCE CAPITAL AT YOUR SERVICE

At Alliance Capital, shareholder satisfaction is among our top priorities. That is why we provide our shareholders with a wide variety of products and time-saving services.

o     Automatic Reinvestment

      You may choose to reinvest fund dividend and capital-gains distributions automatically at no charge.

o     Automatic Investment Program

      Build your investment account by having money automatically transferred from your bank account on a regular basis.

o     Dividend Direction Plans

      You may cross-invest dividends from one fund into the same class of shares in any other fund without incurring a sales charge--a good way to diversify your assets.

o     Auto Exchange

      You may choose to automatically exchange money from one Alliance Capital fund to another on a regular basis. This can be a good way to dollar cost average*, helping you to invest with discipline.

o     Systematic Withdrawals

      Regular checks for specified amounts can be sent to you or to your brokerage or bank account.

o     E-Statements and Electronic Delivery

      Sign up to view your quarterly mutual fund, retirement or CollegeBoundfund(SM) account statements online, rather than wait to receive paper copies in the mail. You may also sign up for electronic delivery of your legal documents so you can receive your semi-annual and annual shareholder reports, prospectuses and prospectus supplements online. It's easy, convenient and saves you time and storage space. Sign up today at www.alliancecapital.com. Simply go to Individual Investor, U.S., Account Access.

o     A Choice of Purchase Plans

      Most funds are available in A, B, and C Class shares. Many funds are also available in Advisor Class shares.

o     Telephone Transaction

      Purchases, transfers and redemptions can be made by calling (800) 221-5672. Our knowledgeable representatives are available to assist you Monday through Friday from 8:30 a.m. to 7:00 p.m. Eastern Standard Time.

o     Alliance Answer: 24-Hour Information

      For your convenience, our computerized audio response system is available to you 24-hours a day by calling (800) 251-0539. Using any touch tone phone, you can hear share prices, get account balances, review details of your last transaction, obtain dividend information, order statements/checkbooks, review fund objectives, and Watchlist information, order additional copies of statements and request additional year-end tax forms (available from February 1 to May 31).

o     The Alliance Advance

      A quarterly newsletter discussing investment strategies, economic news and other mutual fund matters.

o Our Web Site at www.alliancecapital.com gives you a broad perspective of Alliance Capital. You can reach Alliance mutual fund and account information more directly from www.investor.alliancecapital.com. Either way, you'll have access to extensive Alliance fund data, answers to frequently asked questions, and financial planning tools and calculators.


* Dollar cost averaging does not assure a profit nor protect against loss in a declining market. Since this strategy involves continuous investments in securities, regardless of fluctuating prices, investors should consider their financial ability to invest during periods of low price levels.


--------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                               -----------------
                                                               BOARD OF TRUSTEES
                                                               -----------------

BOARD OF TRUSTEES

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Andrew Moloff, Senior Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Ropes & Gray
One International Plaza
Boston, MA 02110

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free (800) 221-5672

Independent Accountants

Ernst & Young LLP
5 Times Square
New York, NY 10036

(1)   Member of the Audit Committee.


--------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 29

--------------------------------
ALLIANCE CAPITAL FAMILY OF FUNDS
--------------------------------

ALLIANCE CAPITAL FAMILY OF FUNDS

U.S. Stock Funds

Growth & Income Fund
Growth Fund
Health Care Fund
Mid-Cap Growth Fund*
Premier Growth Fund
Quasar Fund
Technology Fund

Global & International Stock Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Fund
International Premier Growth Fund
The Korean Investment Fund
New Europe Fund
Worldwide Privatization Fund

AllianceBernstein Value Funds

Disciplined Value Fund
Global Value Fund
International Value Fund
Real Estate Investment Fund
Small CapValue Fund
Utility Income Fund
Value Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Taxable Bond Funds

Americas Government Income Trust**
Corporate Bond Portfolio
Emerging Market Debt Fund***
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Tax-Exempt Bond Funds

National
Intermediate Diversified
Insured National
Arizona
California
Intermediate California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Intermediate New York
Ohio
Pennsylvania
Virginia

Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Southern Africa Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

Alliance also offers AFD Exchange Reserves, which serves as the money market fund exchange vehicle for the Alliance mutual funds.

To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.

* The Alliance Fund changed its name to Alliance Mid-Cap Growth Fund on February 1, 2002.

** Alliance North American Government Income Trust changed its name to Alliance Americas Government Income Trust on March 1, 2002.

*** Alliance Global Dollar Government Fund changed its name to Alliance Emerging Market Debt Fund on March 1, 2002.


--------------------------------------------------------------------------------
30 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

NOTES


--------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 31

NOTES


--------------------------------------------------------------------------------
32 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

AllianceBernstein Small Cap Value Fund
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

Alliance Capital [LOGO](R)
The Investment Professional's Choice

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

ACBVISCVSR0502